Inventories, Net	12 Months Ended
Sep. 30, 2023
Inventories Net [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

As of September 30, 2022 and 2023, inventories and reserve of inventories consisted of the following:

	As of September 30,
	2022	2023
Finished goods (1)	$425,721	$537,489
Work in progress (2)	-	72,849
Raw materials (3)	151,379	309,393
Provision for inventories	(196,151)	(90,853)
Inventories, net	$380,949	$828,878

(1)	Finished goods included battery packs and e-bicycles.

(2)	Work in progress included work in progress of electronic control system.

(3)	Raw materials included battery cells purchased for battery packs assembling and e-bicycles production as of September 30, 2022, and components and parts for manufacturing electronic control system as of September 30, 2023, respectively.

The movement of provision for inventories was as follows for the years ended September, 2022 and 2023:

	Years Ended September 30,
	2022	2023
Balance at beginning of year	$116,102	$196,151
Current period addition	176,938	93,978
Reduction	(8,921)	(53,625)
Decrease from disposal of Tianjin Dilang	-	(144,200)
Foreign currency translation adjustment	(87,968)	(1,451)
Balance at the end of year	$196,151	$90,853

For the years ended September 30, 2021, 2022 and 2023, $114,964, $168,017, and $40,353 provision for inventories was recorded, respectively. Among which, nil, $8,921 and $53,625 was charged against the provision balance due to subsequent sales of the inventories which had been written down in the previous period for the years ended September 30, 2021, 2022 and 2023.